CONSOLIDATED BALANCE SHEETS (Parentheticals) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Convertible notes payable, discounts (in Dollars)	$ 176,990	$ 166,307	$ 0
Advance Gold Sales, discounts (in Dollars)	14,754	0	0
Note Payable, discounts (in Dollars)	$ 0	$ 0	$ 20,568
Common shares subject to redemption, shares outstanding	10,217,486	4,517,601	880,982
Common stock par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	250,000,000	250,000,000	250,000,000
Common stock, shares issued	103,264,544	97,485,130	96,783,480
Common stock, shares outstanding	103,264,544	97,485,130	96,783,480
Series I Preferred Stock [Member]
Preferred stock par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	100	100	100
Preferred stock, shares issued	100	100	100
Preferred stock, shares outstanding	100	100	100
Series A Preferred Stock [Member]
Preferred stock par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	8,000,000	8,000,000	8,000,000
Preferred stock, shares issued	4,000,000	4,000,000	4,000,000
Preferred stock, shares outstanding	4,000,000	4,000,000	4,000,000
Series G Preferred Stock [Member]
Preferred stock par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	0	0	1,500,000
Preferred stock, shares issued	0	0	100,000
Preferred stock, shares outstanding	0	0	100,000